Subsidiaries - Schedule of assets and liabilities consolidated for the first time (Details) - Basin Ranch Project [Member] $ in Millions	Oct. 31, 2025 USD ($)
Disclosure of subsidiaries [line items]
Cash and cash equivalents	$ 128
Property, plant and equipment	421
Loan from TEF	(136)
Other long-term liabilities	(53)
Other liabilities, net	(17)
Total	$ 343